Direct Costs - Schedule of Direct Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Direct Costs [Abstract]
Depreciation on property, plant and equipment	$ 12,665,993	$ 12,656,056
Sublease costs (Note 6)	5,811,121
Employees’ costs	4,844,449	4,528,323
Reimbursable port charges (Note 6)	2,365,257	2,027,106
Maintenance charges	1,303,028	1,635,693
Spare parts and consumables used	1,265,545	1,140,063
Insurance charges	982,869	1,050,188
Others	722,230	717,627
Total	$ 29,960,492	$ 23,755,056